INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Summary of income tax payables	December 31:

	2025	2024

Current tax payable	56	60
Uncertain tax provisions	32	119
Total income tax payable	88	179

Summary of income tax expense
Income tax expense consisted of the following for the years ended December 31:

	2025	2024	2023

Current income taxes
Current year	306	284	249
Adjustments in respect of previous years	(3)	7	13
Total current income taxes	303	291	262

Deferred income taxes
Movement of temporary differences and losses	(128)	(100)	(114)
Changes in tax rates	—	—	(4)
Changes in recognized deferred tax assets	22	23	35
Adjustments in respect of previous years	(2)	3	1
Other	(1)	—	(1)
Total deferred tax benefit	(109)	(74)	(83)

Income tax expense	194	217	179

Summary of reconciliation between statutory and effective income tax
The following table provides a reconciliation between income tax expense calculated at the applicable statutory tax rate and actual income tax expense recognized in the consolidated statement of income, along with the principal reconciling items and their quantitative effects, for the years ended December 31, 2025, 2024, and 2023. Following the relocation of the Group's headquarters, the applicable statutory tax rate is 9% for the years ended December 31, 2025 and 2024 (Dubai, United Arab Emirates) compared to 25.8% for the year ended December 31, 2023 (the Netherlands):

	2025	2024	2023	Explanatory notes

Profit before tax from continuing operations	785	704	559
Income tax expense at statutory rates noted above	(71)	(63)	(144)	The Company is in the process of attaining a Qualified Freezone Entity status with 0% tax rate, the analysis considers the statutory tax rate in U.A.E. of 9% as the base for ETR reconciliation.

Difference due to the effects of:
Different tax rates in different jurisdictions	(31)	(72)	66	The Group’s effective tax rate is impacted by differences between the statutory income tax rate of the ultimate parent entity, VEON Ltd., based in UAE and the statutory income tax rates applicable in the jurisdictions in which the Group operates. In 2024, VEON Ltd. redomiciled its tax residency from the Netherlands to the UAE, which has a statutory corporate income tax rate of 9%. Consequently, profits earned in jurisdictions with statutory tax rates higher than 9% increase the Group’s effective tax rate relative to the parent entity’s statutory rate.

				In 2023, when VEON Ltd. was subject to the Netherlands statutory corporate income tax rate of 25.8%, profits generated in lower-tax jurisdictions reduced the Group’s effective tax rate, partially offset by profits earned in higher-tax jurisdictions.
Non-deductible expenses	(94)	(14)	(50)
The Group incurs certain expenses that are non-deductible for tax purposes in the relevant jurisdictions, primarily including intra-group expenses (such as interest on intercompany loans), certain non-income tax charges (such as minimum tax regimes), and other items. For 2025, the impact primarily relates to non-deductible expenses associated with the loss on sale of a subsidiary and other operating costs at the consolidated level.

Non-taxable income	43	40	30
In 2025, the Group's effective tax rate was reduced by non-taxable gains on the disposal of subsidiaries, including Deodar (PMCL) and Sky Mobile (Menacrest entity), as well as proceeds received from GTN related litigation in Zimbabwe.

Adjustments in respect of previous years	7	(10)	(14)
Adjustments in respect of prior years relate primarily to the finalization of tax positions and the resolution of uncertainties following the submission of tax returns, resulting in decrease of the Group’s effective tax rate in the current period

Movements in (un)recognized deferred tax assets	55	(23)	(35)
In 2025, positive movement of US$55 in deferred tax assets primarily relates to the recognition of deferred tax assets arising from the Deodar sale-and-leaseback transaction, reflecting temporary differences created between the accounting carrying values and the tax bases of the related right-of-use assets. It also includes the net impact of deferred tax assets created/utilized during the year in respect of tax losses incurred in different entities of the Group.

Withholding taxes	(21)	(45)	(32)
Withholding taxes (“WHT”) are recognized to the extent that dividends from foreign operations are expected to be paid in the foreseeable future.

In 2025, the net WHT of US$(21) mainly comprises withholding taxes on dividends received during the year and on dividends expected to be paid within the next 12 months (i.e., deferred tax liabilities on outside basis). Dividends were received and are projected from Pakistan, Kazakhstan and Uzbekistan. Due to the prevailing political conditions in Ukraine no dividends are planned to be received as of date.

Uncertain tax positions	(81)	(26)	2
The tax legislation in the markets in which VEON operates is unpredictable and gives rise to significant uncertainties (see ‘Source of estimation uncertainty’ below). In 2025, US$(81) mainly relates to the Deodar income tax settlement in Pakistan. The impact of movements in uncertain tax positions is presented net of any corresponding deferred tax assets recognized.

Change in income tax rate	—	—	4	Changes in tax rates impact the valuation of existing deferred tax assets and liabilities on temporary differences. There were no changes in 2025.
Other	(1)	(4)	(6)	In 2025, US$(1) mainly relates to minimum taxes in Pakistan.

Income tax expense	(194)	(217)	(179)

Effective tax rate	24.7%	30.8%	32.0%

Schedule of deferred tax assets and liabilities in the statement of financial position
The Group reported the following deferred tax assets and liabilities in the statement of financial position as of December 31:

	2025	2024

Deferred tax assets	418	368
Deferred tax liabilities	(41)	(27)

Net deferred tax position	377	341

Summary of movements of deferred tax assets and liabilities
The following table shows the movements of net deferred tax positions in 2025:

		Movement in deferred taxes
	Opening balance	Net income statement movement	Other movements	Closing balance

Property and equipment	28	116	(8)	136
Intangible assets	24	8	(8)	24
Trade receivables	67	11	—	78
Provisions	17	—	(1)	16
Accounts payable	11	(8)	8	11
Withholding tax on undistributed earnings	(19)	1	—	(18)
Tax losses and other balances carried forwards	2,355	(5)	(129)	2,221
Non-recognized deferred tax assets	(2,137)	(14)	70	(2,081)
Other	(5)	—	(5)	(10)
Net deferred tax positions	341	109	(73)	377
The following table shows the movements of net deferred tax positions in 2024:

		Movement in deferred taxes
	Opening balance	Net income statement movement	Other movements	Closing balance

Property and equipment	(48)	77	(1)	28
Intangible assets	64	(39)	(1)	24
Trade receivables	24	45	(2)	67
Provisions	12	5	—	17
Accounts payable	54	(43)	—	11
Withholding tax on undistributed earnings	(19)	—	—	(19)
Tax losses and other balances carried forwards	2,459	(137)	33	2,355
Non-recognized deferred tax assets	(2,277)	181	(41)	(2,137)
Other	17	(15)	(7)	(5)
Net deferred tax positions	286	74	(19)	341

Summary of amount and expiry date of deductible temporary differences, unused tax losses and other carry forwards
VEON recognizes a deferred tax asset for unused tax losses and other credits carried forwards, to the extent that it is probable that the deferred tax asset will be utilized. The amount and expiry date of unused tax losses and other credits carry forwards for which no deferred tax asset is recognized are as follows:

As of December 31, 2025	6-10 years	More than 10 years	Indefinite	Total

Tax losses expiry
Recognized losses	—	—	(309)	(309)
Recognized DTA	—	—	139	139
Non-recognized losses	—	(1,728)	(6,691)	(8,419)
Non-recognized DTA	—	412	1,560	1,972
Other credits carried forwards expiry
Non-recognized credits	—	—	(420)	(420)
Non-recognized DTA	—	—	108	108

As of December 31, 2024	6-10 years	More than 10 years	Indefinite	Total

Tax losses expiry
Recognized losses	—	—	(473)	(473)
Recognized DTA	—	—	182	182
Non-recognized losses	—	(1,729)	(6,767)	(8,496)
Non-recognized DTA	—	413	1,639	2,052
Other credits carried forwards expiry
Recognized credits	(37)	—	—	(37)
Recognized DTA	37	—	—	37
Non-recognized credits	—	—	(332)	(332)
Non-recognized DTA	—	—	86	86